Other Liabilities	12 Months Ended
Jun. 30, 2025
Other Liabilities [Abstract]
Other liabilities
19.	Other liabilities

	2025	2024
Variable consideration for acquisition of Agrifirma	610	610
Alto da Serra Farm (a)	22,530	32,303
Novo Horizonte (note 2.3)	1,305	-
	24,445	32,913

Current	7,082	8,357
Non-current	17,363	24,556

(a)	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.2.1, the obligation is recorded at present value and will be settled within five years.